Related party balances and transactions (Related party balances) (Balances due to related parties) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Due to related party	¥ 6,181,573	¥ 4,932,765
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due to related party	285,725	284,244
HIPDC [member]
Disclosure of transactions between related parties [line items]
Due to related party	13,430	13,628
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Due to related party	120,153	97,431
Associates [member]
Disclosure of transactions between related parties [line items]
Due to related party	0	8,962
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Due to related party	¥ 5,762,265	¥ 4,528,500